CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Allowance for doubtful accounts receivable	$ 623	$ 719
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000	100,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	400,000	400,000
Common stock, shares issued	52,596	48,428
Common stock, shares outstanding	52,596	48,428
Treasury stock, shares	456	385